Expense Example - USCF Oil Plus Bitcoin Strategy Fund - USCF Oil Plus Bitcoin Strategy Fund	Dec. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 91
Expense Example, with Redemption, 3 Years	$ 284